Loans, Loans Held For Sale, Notes and Certificates and Loan Servicing Rights (Details Narrative) - LendingClub Corp [Member] - USD ($) $ in Thousands	3 Months Ended			9 Months Ended			12 Months Ended
	Sep. 30, 2017		Sep. 30, 2016	Sep. 30, 2017		Sep. 30, 2016	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Interest income	$ 151,532		$ 171,868	$ 469,788		$ 529,432	$ 696,662		$ 552,972	$ 354,453
Loan commitment purchases	586,700			777,100			$ 138,200
Nonaccrual policy							120 days
Loan Servicing Rights[Member]
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Principal balance of underlying loan servicing rights	7,630,000			7,630,000			$ 6,540,000		4,290,000
Loan Servicing Rights Member [Member]
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Principal balance of underlying loan servicing rights							6,540,000
Loans [Member]
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Loan commitment purchases	586,700			$ 777,100
Loans securitized and sold, value	$ 98,100
Nonaccrual policy	120 days			90 days
Loans Invested in by Company [Member]
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Outstanding Principal Balance, Sales	$ (429,481)		(6)	$ (576,065)		(135,531)
Outstanding Principal Balance, Principal payments and retirements	(18,720)		$ (4,352)	(30,703)		$ (8,534)
Loans Invested in by Company [Member] | Natural Disasters and Other Casualty Events [Member]
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Loans and loans held for sale	25,000			25,000
Loans Invested in by Company [Member] | Whole Loan Investors [Member]
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Outstanding Principal Balance, Principal payments and retirements	(331,400)
Fair Value, Measurements, Recurring [Member] | Loans Held For Sale [Member]
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Aggregate principal balance outstanding	277,191	[1],[2]		277,191	[1],[2]		9,345	[1],[2]
Fair Value, Measurements, Recurring [Member] | Loans Invested in by Company [Member]
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Net change in fair value of loans recorded in earnings	(7,800)			(11,400)
Interest income	10,100			16,300
Aggregate principal balance outstanding	194,190			194,190			27,860
Loans and loans held for sale	186,794			186,794			25,911
Fair Value, Measurements, Recurring [Member] | Loans Invested in by Company [Member] | Loans Held For Sale [Member]
Loans, Notes and Certificates, and Loan Servicing Rights [Line Items]
Aggregate principal balance outstanding	$ 180,299			$ 180,299			$ 9,345

[1]	Loans and loans held for sale include loans invested in by the Company for which there were no associated notes or certificates, as summarized in the table below.
[2]	Loans held for sale at September 30, 2017, include $91.5 million in loans at fair value related to the LCAM legacy fund wind-down, as described in “Note 18. Subsequent Events.”